Capital Lease Obligations (Summary Of Assets Held Under Capital Leases) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 65,775	$ 189,371
Less: Accumulated Depreciation	(52,275)	(81,190)
Net	13,500	108,181
Funiture and Equipment
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	35,083	92,446
Computer and Software
Property, Plant and Equipment [Line Items]
Capital Leased Assets, Gross	$ 30,692	$ 96,925